Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000787441
MainStay Money Market Fund (Prospectus Summary) | MainStay Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Money Market Fund
Supplement Text	ck0000787441_SupplementTextBlock

THE MAINSTAY GROUP OF FUNDS

Supplement dated April 7, 2014 (“Supplement”) to the Summary Prospectuses

and Prospectus dated February 28, 2014, as supplemented

MainStay Balanced Fund	MainStay Indexed Bond Fund
MainStay Floating Rate Fund	MainStay Money Market Fund

As of May 1, 2014, the portfolio managers from New York Life Investment Management LLC (“New York Life Investments”) who manage the day-to-day fixed-income investment operations of the above listed Funds will transition from an unincorporated division within New York Life Investments to a newly-organized direct, wholly-owned subsidiary of New York life Insurance Company named NYL Investors LLC (“NYL Investors”). The transition of the portfolio managers from New York Life Investments to NYL Investors will not impact the investment strategies or risks of the Funds. The Funds' Board of Trustees (the “Board”) approved the appointment of NYL Investors as subadvisor to the Funds at meetings held April 1 - 3, 2014. The Board also approved a new Subadvisory Agreement between New York Life Investments and NYL Investors. New York Life Investments will remain the Funds' investment manager and will oversee NYL Investors. Under the supervision of New York Life Investments, NYL Investors will be responsible for the portfolio management of the Funds or the appropriate portion of the Fund, with respect to the MainStay Balanced Fund, including making the specific decisions about buying, selling and holding securities within the Funds or the appropriate portion thereof. There will be no change in the management fees paid by the Funds as a result of this initiative. Accordingly, effective May 1, 2014, the following changes will take effect:

1.       With regard to the MainStay Floating Rate Fund, MainStay Indexed Bond Fund and MainStay Money Market Fund all references to New York Life Investments as the entity responsible for the day-to-day portfolio management of these Funds are hereby replaced with NYL Investors.

With regard to MainStay Balanced Fund, all references to New York Life Investments as the entity responsible for the day-to-day portfolio management of the fixed-income portion of the Fund are hereby replaced with NYL Investors. New York Life Investments will remain responsible for the Fund's overall asset allocation decisions and investments in exchange-traded funds with respect to rebalancing the Fund's allocation between equities and fixed-income securities, as described in the first paragraph of the Fund's Principal Investment Strategies. Cornerstone Capital Management Holdings LLC will remain subadvisor to the equity portion of the Fund and will continue to make the specific decisions about buying, selling and holding securities within that portion of the Fund.

2.       With regard to the MainStay Floating Rate Fund, MainStay Indexed Bond Fund and MainStay Money Market Fund, all references to “Manager” in the “Principal Risks” section of each Fund's Prospectus and Summary Prospectus are replaced with “Subadvisor.”

Supplement Closing	ck0000787441_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.